SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4,185,382
2026	4,185,382
2027	4,185,382
2028	4,185,382
2029	4,185,306
Thereafter	16,539,698
Intangible asset, net	$ 37,466,534	$ 39,666,050